Income Tax - Summary of Calculation of Income Tax Expense Accrued (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 ARS ($)
Calculation of the income tax expense accrued [line items]
Reversal of tax loss carryforwards	$ (5,175)
Interest expenses related to cost deduction for hydrocarbon wells abandonment	(10,610)
YPF [member]
Calculation of the income tax expense accrued [line items]
Tax revaluation	(4,562)
YTEC [member]
Calculation of the income tax expense accrued [line items]
Tax revaluation	$ (42)